Accounting policies (Tables)	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
Summary of intangible assets estimated useful lives
The cost of the intangible assets is amortized and charged to operating costs in the income statement over their estimated useful lives as follows:

Customer relationships	4 – 25 years
Trade names and brands	1 – 15 years
Other	1 – 4 years

Summary of estimated useful lives of depreciable assets
Assets are depreciated to their estimated residual value using the straight-line method over their estimated useful lives as follows:

Freehold buildings	20 - 50 years
Leasehold improvements	over the period of the lease
Plant and machinery	7 - 10 years
Computer hardware	3 - 5 years
Fixtures and fittings	5 - 7 years
Motor vehicles	4 years

	Land and buildings
	Freehold	Finance leases	Leasehold improvements	Plant and machinery	Other equipment	Total
	$m	$m	$m	$m	$m	$m
Cost
At July 31, 2019	1,184	1	498	679	219	2,581
Adjustments on adoption of IFRS 16	—	(1)	—	(2)	(13)	(16)
On August 1, 2019	1,184	—	498	677	206	2,565
Exchange rate adjustment	5	—	5	8	4	22
Acquisitions	15	—	—	4	—	19
Additions	127	—	11	70	6	214
Disposals and transfers	2	—	(17)	(40)	(26)	(81)
Reclassification as held for sale	(30)	—	—	(1)	—	(31)
At July 31, 2020	1,303	—	497	718	190	2,708
Exchange rate adjustment	3	—	3	4	2	12
Acquisitions	8	—	1	1	1	11
Additions	79	—	23	63	9	174
Disposals and transfers	(4)	—	(27)	(26)	(19)	(76)
Reclassification as held for sale	(70)	—	(74)	(119)	(40)	(303)
At July 31, 2021	1,319	—	423	641	143	2,526

Accumulated depreciation and impairment losses
At July 31, 2019	278	—	338	475	141	1,232
Adjustments on adoption of IFRS 16	—	—	—	(1)	(9)	(10)
On August 1, 2019	278	—	338	474	132	1,222
Exchange rate adjustment	1	—	3	6	3	13
Depreciation charge for the year	36	—	34	62	22	154
Impairment charge for the year	1	—	2	2	—	5
Disposals	—	—	(13)	(36)	(19)	(68)
Reclassification as held for sale	(7)	—	—	—	—	(7)
At July 31, 2020	309	—	364	508	138	1,319
Exchange rate adjustment	1	—	2	2	1	6
Depreciation charge for the year	36	—	30	56	14	136
Disposals and transfers	(1)	—	(21)	(31)	(6)	(59)
Reclassification as held for sale	(18)	—	(45)	(88)	(30)	(181)
At July 31, 2021	327	—	330	447	117	1,221
Net book value at July 31, 2021	992	—	93	194	26	1,305
Net book value at July 31, 2020	994	—	133	210	52	1,389